Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill (Details) [Line Items]
Goodwill (in Dollars)		$ 35,694	$ 385,658	$ 385,849
Percentage of employees	10.00%
Goodwill impairment charge (in Dollars)		$ 386,200
Stratasys-Objet reporting unit [Member]
Goodwill (Details) [Line Items]
Discount rate		13.50%
Stratasys-Objet reporting unit [Member] | Minimum [Member]
Goodwill (Details) [Line Items]
Growth rate		2.50%
Stratasys-Objet reporting unit [Member] | Maximum [Member]
Goodwill (Details) [Line Items]
Growth rate		3.10%
Goodwill [Member] | Stratasys-Objet reporting unit [Member]
Goodwill (Details) [Line Items]
Percentage of fair value exceeding carrying value of reporting units		8.70%
Goodwill (in Dollars)		$ 386,200
Expected cash flow period		5 years
Growth rate		3.10%
Discount rate		13.50%